Stock-Based Compensation - Schedule of Classification of RSU's Expenses (Details) - RSUs [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Classification of RSU
Total stock-based compensation-RSUs	$ 3,371	$ 3,123	$ 10,651	$ 9,040
Cost of revenue [Member]
Schedule of Classification of RSU
Total stock-based compensation-RSUs	230	194	689	580
Research and development [Member]
Schedule of Classification of RSU
Total stock-based compensation-RSUs	1,729	1,542	5,255	4,499
Sales and marketing [Member]
Schedule of Classification of RSU
Total stock-based compensation-RSUs	800	779	2,775	2,268
General and administrative [Member]
Schedule of Classification of RSU
Total stock-based compensation-RSUs	$ 612	$ 608	$ 1,932	$ 1,693